Segments (Tables)	12 Months Ended
Mar. 31, 2026
Segments [Abstract]
Schedule of Segment of the Continuing Operations

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2026:

	Offline wholesale	Online platform	Total
Revenue	$117,872,139	$14,291,595	$132,163,734
Cost of goods	113,913,687	13,495,901	127,409,588
Gross profit	$3,958,452	$795,694	$4,754,146
Selling expenses	2,515,252	524,884	3,040,136
General and administrative expenses	3,580,025	-	3,580,025
Income (loss) from operations	$(2,136,825)	$270,810	$(1,866,015)
Depreciation and amortization	$154,975	$208,711	$363,686
Total capital expenditures	$449	$-	$449

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2025:

	Offline wholesale	Online platform	Total
Revenue	$118,864,443	$1,107,195	$119,971,638
Cost of goods	115,107,821	1,025,002	116,132,823
Gross profit	$3,756,622	$82,193	$3,838,815
Selling expenses	1,497,333	36,867	1,534,200
General and administrative expenses	3,339,954	-	3,339,954
Income (loss) from operations	$(1,080,665)	$45,326	$(1,035,339)
Depreciation and amortization	$57,516	$-	$57,516
Total capital expenditures	$-	$-	$-

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2024:

	Offline wholesale	Online platform	Total
Revenue	$123,994,053	$-	$123,994,053
Cost of goods	119,115,636	-	119,115,636
Gross profit	$4,878,417	$-	$4,878,417
Selling expenses	934,223	-	934,223
General and administrative expenses	3,348,112	-	3,348,112
Income from operations	$596,082	$-	$596,082
Depreciation and amortization	$36,001	$-	$36,001
Total capital expenditures	$1,168	$-	$1,168